Segment Assets and Liabilities - Summary of Segment Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Segment assets	$ 61,264	$ 55,361
Segment liabilities	25,111	20,191
Australia Segment [Member]
Disclosure of operating segments [line items]
Segment assets	29,678	31,602
Segment liabilities	6,953	7,833
International [member]
Disclosure of operating segments [line items]
Segment assets	19,556	17,923
Segment liabilities	2,616	2,624
Marketing [member]
Disclosure of operating segments [line items]
Segment assets	754	835
Segment liabilities	1,115	751
New energy/Corporate [member]
Disclosure of operating segments [line items]
Segment assets	11,276	5,001
Segment liabilities	$ 14,427	$ 8,983